UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
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           Upper Church Street, Douglas
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           Isle of Man IM1 1EE
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Form 13F File Number:  028-13625
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Haynes
           --------------------------------------------------
Title:     Director
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Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anthony Haynes     Isle of Man                August 13, 2012
--------------------  ------------------      --------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             25
                                               -------------

Form 13F Information Table Value Total:     $329,944
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                                                (thousands)

List of Other Included Managers:  NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM             032511107   13,008   196,500 SH       SOLE                  196,500      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    8,697   229,100 SH       SOLE                  229,100      0    0
COBALT INTL ENERGY INC       COM             19075F106    7,635   324,900 SH       SOLE                  324,900      0    0
DIANA SHIPPING INC           COM             Y2066G104   20,215 2,598,300 SH       SOLE                2,598,300      0    0
DIANA SHIPPING INC           COM             Y2066G104      941   121,000 SH  CALL SOLE                        0      0    0
ENSCO PLC                    SHS CLASS A     G3157S106   27,099   576,935 SH       SOLE                  576,935      0    0
FIRST SOLAR INC              COM             336433107    5,230   347,300 SH       SOLE                  347,300      0    0
FLUOR CORP NEW               COM             343412102    9,868   200,000 SH       SOLE                  200,000      0    0
GENCO SHIPPING & TRADING LTD NOTE 5.000% 8/1 36869MAA3      868 2,000,000 PRN      SOLE                        0      0    0
GOLAR LNG LTD BERMUDA        SHS             G9456A100    9,320   247,213 SH       SOLE                  247,213      0    0
HALLIBURTON CO               COM             406216101   11,799   415,600 SH       SOLE                  415,600      0    0
KBR INC                      COM             48242W107   13,531   547,600 SH       SOLE                  547,600      0    0
NATIONAL OILWELL VARCO INC   COM             637071101    4,189    65,000 SH       SOLE                   65,000      0    0
NATIONAL OILWELL VARCO INC   COM             637071101    4,189    65,000 SH  CALL SOLE                        0      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103   15,624   480,300 SH       SOLE                  480,300      0    0
OCEAN RIG UDW INC            SHS             Y64354205   50,526   628,150 SH       SOLE                  628,150      0    0
OVERSEAS SHIPHOLDING GROUP I COM             690368105    5,594   503,517 SH       SOLE                  503,517      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106   17,558 2,063,200 SH       SOLE                2,063,200      0    0
ROWAN COMPANIES PLC          SHS CL A        G7665A101   19,728   610,200 SH       SOLE                  610,200      0    0
ROYAL CARIBBEAN CRUISES LTD  COM             V7780T103   22,473   863,338 SH       SOLE                  863,338      0    0
SCORPIO TANKERS INC          SHS             Y7542C106   19,680 3,079,882 SH       SOLE                3,079,882      0    0
SHIP FINANCE INTERNATIONAL L SHS             G81075107   21,308 1,363,248 SH       SOLE                1,363,248      0    0
SUNPOWER CORP                COM             867652406    4,880 1,017,789 SH       SOLE                1,017,789      0    0
TRANSOCEAN LTD               REG SHS         H8817H100   10,574   236,400 SH       SOLE                  236,400      0    0
TRINA SOLAR LIMITED          SPON ADR        89628E105    5,410   850,700 SH       SOLE                  850,700      0    0
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